PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
						RIGHT- OF-
				GROWING &		USE LEASE
			CONSTRUCTION	PROCESSING	OTHER	ASSETS
	LAND	BUILDINGS	IN PROCESS	EQUIPMENT	(NOTE A)	(NOTE B)	TOTAL

Cost

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$—	$104,714

Additions	6	15,753	105,512	5,554	3,366	—	130,191

Construction completed	—	8,042	(51,990)	42,698	1,250	—	—

Disposals	—	(122)	—	(201)	—	—	(323)

Impairment loss	—	—	—	(613)	—	—	(613)

Reclassification of computer software (NOTE A)	—	—	—	—	(841)	—	(841)

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128

Accumulated depreciation

Balance, August 31, 2018	$—	$(1,997)	$—	$(2,956)	$(1,122)	$—	$(6,075)

Depreciation	—	(2,245)	—	(5,679)	(946)	—	(8,870)

Disposals	—	5	—	17	—	—	22

Reclassification of computer software (NOTE A)	—	—	—	—	265	—	265

Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)

Cost

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128

Transition to IFRS 16	—	—	—	—	—	2,244	2,244

Additions (Note C)	1,864	22,316	46,847	7,597	1,335	2,220	82,179

Construction completed	—	71,663	(110,234)	37,851	720	—	—

Disposals	—	(517)	—	(436)	(75)	—	(1,028)

Impairment loss (Note D)	—	(37,214)	—	48	—	—	(37,166)

Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357

Accumulated depreciation

Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)

Depreciation	—	(4,074)	—	(11,568)	(1,362)	(557)	(17,561)

Disposals	—	108	—	145	29	—	282

Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)

Net book value

August 31, 2019	$2,211	$66,537	$65,515	$79,313	$4,894	$—	$218,470

August 31, 2020	$4,075	$118,819	$2,128	$112,950	$5,541	$3,907	$247,420

Disclosure of detailed information about reconciliation of additions to property, plant and equipment [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Additions	$82,179	$130,191

Additions related to IFRS 16 Leases	(2,220)	—

Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(2,736)	(21,427)

Purchase of property, plant and equipment	$77,223	$108,764